Organization and Description of Business (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 12, 2023	Mar. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Jul. 31, 2023
Organization and Description of Business[Line items]
Eligible to receive amount (in Dollars)	$ 3,500,000	$ 3,500,000	$ 3,500,000
Percentage of royalties equaling		5.00%	5.00%
Net sales (in Dollars)	$ 100,000,000	$ 100,000,000	$ 100,000,000
Received shares (in Shares)			399,384
BioLite BVI, Inc. [Member]
Organization and Description of Business[Line items]
Ownership percentage			73.00%
BioLite Taiwan [Member]
Organization and Description of Business[Line items]
Ownership percentage				90.00%
Shuling Jiang [Member]
Organization and Description of Business[Line items]
Ownership percentage				10.00%
ABVC and BioLite Taiwan [Member]
Organization and Description of Business[Line items]
Received shares (in Shares)			23,000,000
Received shares (in Shares)		23,000,000
ABVC [Member]
Organization and Description of Business[Line items]
Subsidiary ownership percentage					100.00%
Ownership percentage		100.00%
BioLite BVI, Inc. [Member]
Organization and Description of Business[Line items]
Incorporated state		British Virgin Islands
Ownership percentage		73.00%
BioLite Taiwan [Member]
Organization and Description of Business[Line items]
Subsidiary ownership percentage			90.00%	90.00%
Ownership percentage		90.00%
Shuling Jiang [Member]
Organization and Description of Business[Line items]
Subsidiary ownership percentage			10.00%	10.00%
Ownership percentage		10.00%
AiBtl [Member]
Organization and Description of Business[Line items]
Subsidiary ownership percentage		58.85%